Summary of Significant Accounting Policies - Restatement (Details) $ / shares in Units, $ in Thousands	2 Months Ended	9 Months Ended		12 Months Ended
	Apr. 04, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity method investments		$ 11,047		$ 24,752	$ 23,217
Accumulated deficit		(434,863)		(379,889)	(333,200)
Gain from equity method investees, net		2,346	$ 2,371	(1,606)	(1,644)
Revenue from related party transactions		2,116	2,348	3,253	4,203
Contract assets		14,848		11,700	6,186
Other accrued liabilities		8,064		7,059	2,897
Revenue from contracts with customers				18,871	12,987
Consolidated Balance Sheet
Contract assets		14,848		11,700	6,186
Total current assets		88,815		148,675	76,589
Equity method investments		11,047		24,752	23,217
Total assets		135,590		193,011	118,980
Other accrued liabilities		8,064		7,059	2,897
Total current liabilities		49,047		49,290	15,204
Total liabilities		62,599		67,297	35,788
Accumulated deficit		(434,863)		(379,889)	(333,200)
Total shareholders’ deficit		(407,640)	(339,740)	(354,917)	(311,216)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit		135,590		193,011	118,980
Consolidated Statement of Operations and Comprehensive Loss
Revenue from contracts with customers				18,871	12,987
Revenues		2,116	2,348	3,253	4,203
Revenues		25,781	18,327	25,461	18,353
Cost of revenues from contracts with customers (exclusive of depreciation shown below)				(13,167)	(8,185)
Total cost and operating expenses				(76,480)	(58,054)
Loss from operations		(56,223)	(35,244)	(51,019)	(39,701)
Loss before income taxes		(57,320)	(32,962)	(48,634)	(39,880)
Gain from equity method investees, net		2,346	2,371	1,945	2,167
Net income (loss)		(54,974)	(30,591)	(46,689)	(37,713)
Net loss allocated to common shareholders		(83,899)	(57,659)	(83,447)	(69,004)
Net loss allocated to common shareholders				(83,447)	(69,004)
Comprehensive loss		$ (55,741)	$ (30,620)	$ (46,594)	$ (37,088)
Net loss per common share - basic (usd per share) | $ / shares		$ (39,790)	$ (30,190)	$ (42.59)	$ (42.34)
Net loss per common share - diluted (usd per share) | $ / shares		$ (39,790)	$ (30,190)	$ (42.59)	$ (42.34)
Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)
Balance at the beginning		$ (354,917)	$ (311,216)	$ (311,216)	$ (276,592)
Net loss		(54,974)	(30,591)	(46,689)	(37,713)
Balance at the end		(407,640)	(339,740)	(354,917)	(311,216)
Consolidated Statement of Cash Flows
Net loss		(54,974)	(30,591)	(46,689)	(37,713)
Non-cash recognition of licensing revenue		(1,620)	(1,516)	(2,022)	(1,018)
Gain from equity method investees, net		2,346	2,371	1,945	2,167
Contract assets		(3,270)	(3,838)	(5,514)	(5,605)
Accounts payable and accrued salaries and wages		463	717	1,256	690
Net cash used in operating activities		(71,336)	(26,718)	(42,591)	(39,271)
Gain on dilution				503
LanzaJet
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity method investments				12,433	13,651
Revenue from contracts with customers		1,620	1,516	2,025	1,018
Consolidated Balance Sheet
Equity method investments				12,433	13,651
Consolidated Statement of Operations and Comprehensive Loss
Revenue from contracts with customers		1,620	1,516	2,025	1,018
Consolidated Statement of Cash Flows
Gain on dilution	$ 503
Intra-entity | LanzaJet
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from contracts with customers		(395)	(497)	662	549
Consolidated Statement of Operations and Comprehensive Loss
Revenue from contracts with customers		(395)	(497)	662	549
Accumulated Deficit
Consolidated Balance Sheet
Total shareholders’ deficit		(434,863)	(363,791)	(379,889)	(333,200)
Consolidated Statement of Operations and Comprehensive Loss
Net income (loss)		(54,974)	(30,591)	(46,689)	(37,713)
Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)
Balance at the beginning		(379,889)	(333,200)	(333,200)	(295,487)
Net loss		(54,974)	(30,591)	(46,689)	(37,713)
Balance at the end		(434,863)	(363,791)	(379,889)	(333,200)
Consolidated Statement of Cash Flows
Net loss		(54,974)	(30,591)	(46,689)	(37,713)
Related Party Supply Agreement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Related party fees				1,223	242
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity method investments				26,479	24,023
Accumulated deficit				(378,162)	(332,394)
Revenue from related party transactions				3,915	4,752
Contract assets					6,064
Other accrued liabilities					2,775
Revenue from contracts with customers				18,993	12,865
Consolidated Balance Sheet
Contract assets					6,064
Total current assets					76,467
Equity method investments				26,479	24,023
Total assets				194,738	119,664
Other accrued liabilities					2,775
Total current liabilities					15,082
Total liabilities					35,666
Accumulated deficit				(378,162)	(332,394)
Total shareholders’ deficit				(353,190)	(310,410)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit				194,738	119,664
Consolidated Statement of Operations and Comprehensive Loss
Revenue from contracts with customers				18,993	12,865
Revenues				3,915	4,752
Revenues				26,245	18,780
Cost of revenues from contracts with customers (exclusive of depreciation shown below)				(13,289)	(8,063)
Total cost and operating expenses				(76,602)	(57,932)
Loss from operations				(50,357)	(39,152)
Loss before income taxes				(47,972)	(39,331)
Gain from equity method investees, net				2,204	2,424
Net income (loss)				(45,768)	(36,907)
Net loss allocated to common shareholders				(82,526)	(68,198)
Net loss allocated to common shareholders				(82,526)	(68,198)
Comprehensive loss				$ (45,673)	$ (36,282)
Net loss per common share - basic (usd per share) | $ / shares				$ (42.12)	$ (41.84)
Net loss per common share - diluted (usd per share) | $ / shares				$ (42.12)	$ (41.84)
Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)
Balance at the beginning		(353,190)	(310,410)	$ (310,410)	$ (276,592)
Net loss				(45,768)	(36,907)
Balance at the end				(353,190)	(310,410)
Consolidated Statement of Cash Flows
Net loss				(45,768)	(36,907)
Non-cash recognition of licensing revenue				(2,684)	(1,567)
Gain from equity method investees, net				2,204	2,424
Contract assets				(5,636)	(5,483)
Accounts payable and accrued salaries and wages				1,378	568
Net cash used in operating activities				(42,591)	(39,271)
Gain on dilution				181
As Previously Reported | Accumulated Deficit
Consolidated Balance Sheet
Total shareholders’ deficit				(378,162)	(332,394)
Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)
Balance at the beginning		(378,162)	(332,394)	(332,394)	(295,487)
Balance at the end				(378,162)	(332,394)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity method investments				(1,727)	(806)
Accumulated deficit				(1,727)	(806)
Revenue from related party transactions				(662)	(549)
Contract assets					122
Other accrued liabilities					122
Revenue from contracts with customers				(122)	122
Cost of revenue					122
Consolidated Balance Sheet
Contract assets					122
Total current assets					122
Equity method investments				(1,727)	(806)
Total assets				(1,727)	(684)
Other accrued liabilities					122
Total current liabilities					122
Total liabilities					122
Accumulated deficit				(1,727)	(806)
Total shareholders’ deficit				(1,727)	(806)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit				(1,727)	(684)
Consolidated Statement of Operations and Comprehensive Loss
Revenue from contracts with customers				(122)	122
Revenues				(662)	(549)
Revenues				(784)	(427)
Cost of revenues from contracts with customers (exclusive of depreciation shown below)				122	(122)
Total cost and operating expenses				122	(122)
Loss from operations				(662)	(549)
Loss before income taxes				(662)	(549)
Gain from equity method investees, net				(259)	(257)
Net income (loss)				(921)	(806)
Net loss allocated to common shareholders				(921)	(806)
Net loss allocated to common shareholders				(921)	(806)
Comprehensive loss				$ (921)	$ (806)
Net loss per common share - basic (usd per share) | $ / shares				$ (0.47)	$ (0.50)
Net loss per common share - diluted (usd per share) | $ / shares				$ (0.47)	$ (0.50)
Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)
Balance at the beginning		(1,727)	(806)	$ (806)	$ 0
Net loss				(921)	(806)
Balance at the end				(1,727)	(806)
Consolidated Statement of Cash Flows
Net loss				(921)	(806)
Non-cash recognition of licensing revenue				662	549
Gain from equity method investees, net				(259)	(257)
Contract assets				122	(122)
Accounts payable and accrued salaries and wages				(122)	122
Net cash used in operating activities				0	0
Adjustments | Accumulated Deficit
Consolidated Balance Sheet
Total shareholders’ deficit				(1,727)	(806)
Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)
Balance at the beginning		$ (1,727)	$ (806)	(806)	0
Balance at the end				(1,727)	(806)
Adjustments | Error Correction, Equity Method Investments, Intangibles And Fixed Assets
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity method investments				580	257
Accumulated deficit				(580)	(257)
Gain from equity method investees, net				(580)	(257)
Consolidated Balance Sheet
Equity method investments				580	257
Accumulated deficit				(580)	(257)
Adjustments | Error Correction, Equity Method Investment, Contributed Intellectual Asset
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity method investments				662	549
Accumulated deficit				(662)	(549)
Revenue from related party transactions				(662)	(549)
Consolidated Balance Sheet
Equity method investments				662	549
Accumulated deficit				(662)	(549)
Consolidated Statement of Operations and Comprehensive Loss
Revenues				(662)	$ (549)
Adjustments | Error Correction, Equity Method Investment, Gain On Dilution
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity method investments				322
Accumulated deficit				322
Gain from equity method investees, net				322
Consolidated Balance Sheet
Equity method investments				322
Accumulated deficit				$ 322